UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.0%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$995,270
Huntsville Health Care Authority Alabama, Refunding RB, Series A, 5.63%, 6/01/22	5,845	5,929,694

		6,924,964

Arizona — 2.6%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,078,421
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	986,300

		6,064,721

California — 14.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	1,110	1,080,940
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	2,703,357
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23	6,500	6,431,425
California Pollution Control Financing Authority, Refunding RB, Republic Services Inc. Project, Series C, Mandatory Put Bonds, AMT, 5.25%, 6/01/23	4,055	4,241,774
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	5,612,400
City of Lincoln California, Special Tax Bonds, Community Facilities District No. 2003-1, 5.90%, 9/01/13 (b)	1,100	1,253,659
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (c)(d)	5,425	3,787,355

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	$3,750	$4,039,763
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	3,580,600

		32,731,273

Colorado — 4.5%
Colorado Housing & Finance Authority, RB, Disposal, Waste Management Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,291,200
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	5,010	4,990,862

		10,282,062

Florida — 4.0%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,296,400
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,860	1,867,477
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	400	319,520
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	1,999,711
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	3,690	3,646,606

		9,129,714

Illinois — 18.6%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,131,300
5.00%, 1/01/20	3,000	3,049,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
TE	Tax Exempt

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/18	$5,000	$5,047,400
Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub- Series A, 5.50%, 6/01/19 (e)(f)	2,750	1,508,155
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,485,680
Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	4,857,450
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	1,963,548
5.40%, 6/15/20	1,985	2,051,220
5.45%, 6/15/21	2,090	2,153,118
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,332,552
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	10,131,500
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	2,000	2,143,940

		42,855,063

Indiana — 8.7%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,575	3,024,414
Indiana Health Facility Financing Authority, RB, Health System, Sisters of St. Francis, 5.75%, 11/01/11 (b)	10,000	10,406,700
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,686,125
Petersburg Indiana, Refunding RB, Indiana Power & Light, 5.75%, 8/01/21	4,000	3,968,920

		20,086,159

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,797,300

Kentucky — 1.4%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,157,555

Louisiana — 0.8%
Louisiana Public Facilities Authority, RB, Department of Public Safety Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	1,750	1,763,300

Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,670,998
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,048,220

		2,719,218

Municipal Bonds	Par (000)	Value

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	$135	$135,477

Michigan — 3.0%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,142,126
Michigan State Hospital Finance Authority, Refunding RB:
Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,025,950
Sparrow Obligated, 4.50%, 11/15/26	3,500	3,004,435
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (b)	640	681,011

		6,853,522

Mississippi — 4.0%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	9,274,770

Multi-State — 9.4%
Centerline Equity Issuer Trust (FHLMC), 6.80%, 10/31/52 (a)(g)	14,000	15,077,580
MuniMae TE Bond Subsidiary LLC (a)(g):
5.20%, 6/29/49	6,000	4,319,820
Series D, 5.90%, 11/29/49	4,000	2,239,880

		21,637,280

Nebraska — 0.7%
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,640,700

Nevada — 3.0%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	549,140
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,025	963,807
Director of the State of Nevada Department of Business & Industry, RB, Republic Services Inc. Project, Mandatory Put Bonds, AMT, 5.63%, 12/01/26	5,120	5,392,333

		6,905,280

New Hampshire — 6.4%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	6,000	5,633,760
Series C, 5.45%, 5/01/21	7,000	7,069,440
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,055,841

		14,759,041

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 17.4%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	$7,000	$6,402,480
Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30	4,065	3,934,270
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	6,750	6,720,435
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.00%, 9/01/20	4,000	4,109,600
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,090,420
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,722,675
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,555,245
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,453,925
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,167,240

		40,156,290

New York — 7.4%
City of New York New York, GO, Sub- Series F-1, 5.00%, 9/01/18	7,500	8,038,650
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,119,710
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	2,000	2,007,680
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,200	1,162,284
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	4,500	4,776,660

		17,104,984

North Carolina — 7.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	3,984,815
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	3,140	3,079,461
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/21	5,000	5,384,900
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,171,360

		16,620,536

Municipal Bonds	Par (000)	Value

Ohio — 2.4%
American Municipal Power-Ohio Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	$5,000	$5,143,050
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	415	351,069

		5,494,119

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35	2,700	2,770,227

Pennsylvania — 6.0%
Cumberland County Municipal Authority, RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,460,310
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,783,440
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,051,870
Philadelphia Authority for Industrial Development, RB, Series B (AGM), 5.50%, 10/01/11 (b)	3,000	3,105,360
West Cornwall Township Municipal Authority Pennsylvania, RB, Elizabethtown College Project (b):
5.90%, 12/15/11	2,500	2,596,525
6.00%, 12/15/11	2,650	2,754,171

		13,751,676

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,729,173

South Carolina — 2.2%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,044,250

Tennessee — 3.5%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.63%, 1/01/19	12,000	8,013,120

Texas — 14.1%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	2,006,520
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD):
5.41%, 2/15/18	1,615	1,295,375
5.47%, 2/15/19	1,815	1,381,723
5.51%, 2/15/20	2,625	1,884,934
5.54%, 2/15/21	2,500	1,690,625
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36	3,510	3,303,788
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/18	750	795,930
5.75%, 1/01/19	750	789,645

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	$2,500	$2,572,200
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	5,000	5,118,750
5.88%, 11/01/18	5,000	5,118,750
North Texas Tollway Authority, RB, Series C:
5.00%, 1/01/19	2,215	2,334,034
5.25%, 1/01/20	4,000	4,199,520

		32,491,794

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,060,920

Virginia — 1.2%
Virginia HDA, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,726,900

Wisconsin — 4.2%
City of Franklin Wisconsin, RB, Waste Management Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,091,470
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,123,150
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc.:
5.38%, 10/01/11 (b)	4,560	4,717,320
5.00%, 4/01/19	1,265	1,377,977
5.38%, 10/01/21	440	446,099

		9,756,016

Total Municipal Bonds – 155.2%		357,437,404

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,200,650

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.3%		5,200,650

Total Long-Term Investments (Cost – $363,145,194) – 157.5%		362,638,054

Short-Term Securities	Par (000)	Value

FFI Institutional Tax-Exempt Fund, 0.16% (i)(j)	$985,822	$985,822

Total Short-Term Securities (Cost – $985,822) – 0.4%		985,822

Total Investments (Cost – $364,131,016*) – 157.9%		363,623,876
Other Assets Less Liabilities – 1.8%		4,222,555
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.6)%		(3,754,840)
Preferred Shares, at Redemption Value – (58.1)%		(133,855,781)

Net Assets – 100.0%		$230,235,810

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$360,384,968

	Gross unrealized appreciation	$9,865,294
	Gross unrealized depreciation	(10,376,386)

	Net unrealized depreciation	$(511,092)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Represents the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at December 31, 2010	Net Activity	Shares at March 31, 2011	Income

FFI Institutional Tax-Exempt Fund	823,002	162,820	985,822	$782

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$362,638,054	—	$362,638,054
Short-Term Securities	$985,822	—	—	985,822

Total	$985,822	$362,638,054	—	$363,623,876

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 25, 2011